Pension and similar obligations (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Net Liability for Post-Employment and Long-Term Employee Benefit Plans
The company’s net liability for post-employment and long-term employee benefit plans comprises the following as at 31 December 2023 and 2022:

Million US dollar	2023	2022
Present value of funded obligations	(4 784)	(4 604)
Fair value of plan assets	3 882	3 807
Present value of net obligations for funded plans	(902)	(797)
Present value of unfunded obligations	(619)	(587)
Present value of net obligations	(1 521)	(1 384)

Unrecognized asset	(38)	(43)
Net liability	(1 559)	(1 427)

Other long term employee benefits	(102)	(96)
Total employee benefits	(1 661)	(1 523)

Employee benefits amounts in the statement of financial position:
Liabilities	(1 673)	(1 534)
Assets	12	11
Net liability	(1 661)	(1 523)

Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
The changes in the present value of the defined benefit obligations are as follows:

Million US dollar	2023	2022	2021
Defined benefit obligation at 1 January	(5 191)	(7 478)	(8 496)
Current service costs	(50)	(69)	(80)
Interest cost	(302)	(229)	(212)
Past service gain/(cost)	4	-	(5)
Settlements	99	114	176
Benefits paid	469	549	553
Contribution by plan participants	(2)	(2)	(3)
Actuarial gains/(losses) – demographic assumptions	17	(2)	(41)
Actuarial gains/(losses) – financial assumptions	(220)	1 854	460
Experience adjustments	(44)	(116)	16
Exchange differences	(182)	243	154
Transfers and other movements	-	(55)	-
Defined benefit obligation at 31 December	(5 403)	(5 191)	(7 478)
The changes in the fair value of plan assets are as follows:

Million US dollar	2023	2022	2021
Fair value of plan assets at 1 January	3 807	5 381	5 649
Interest income	217	157	137
Administration costs	(17)	(17)	(19)
Return on plan assets exceeding interest income	94	(1 084)	197
Contributions by AB InBev	218	220	241
Contributions by plan participants	2	2	3
Benefits paid net of administration costs	(469)	(551)	(553)
Assets distributed on settlements	(97)	(112)	(172)
Exchange differences	127	(188)	(102)
Transfers and other movements	-	(2)	-
Fair value of plan assets at 31 December	3 882	3 807	5 381

Summary of Changes in Unrecognized Assets
The changes in the unrecognized asset are as follows:

Million US dollar	2023	2022	2021
Irrecoverable surplus impact at 1 January	(43)	(32)	(31)
Interest expense	(4)	(3)	(2)
Changes excluding amounts included in interest expense	9	(8)	1
Irrecoverable surplus impact at 31 December	(38)	(43)	(32)

Summary of Employee Benefit Expense Recognized in Income Statement
The expense recognized in the income statement with regards to defined benefit plans can be detailed as follows:

Million US dollar	2023	2022	2021
Current service costs	(50)	(66)	(80)
Administration costs	(17)	(17)	(19)
Past service cost due to plan amendments, curtailments or settlements	6	2	(2)
(Losses)/gains due to experience and demographic assumption changes	(1)	-	1
Profit from operations	(61)	(81)	(100)
Net finance cost	(88)	(73)	(76)
Total employee benefit expense	(150)	(154)	(176)

Summary of Employee Benefit Expense Recognized in Income Statement
The employee benefit expense is included in the following line items of the income statement:

Million US dollar	2023	2022	2021
Cost of sales	(18)	(25)	(30)
Distribution expenses	(9)	(11)	(11)
Sales and marketing expenses	(14)	(17)	(24)
Administrative expenses	(21)	(28)	(34)
Other operating (expense)/income	-	-	(1)
Net finance cost	(88)	(73)	(76)
Total employee benefit expense	(150)	(154)	(176)

Summary of Weighted Average Assumptions used in Computing Benefit Obligations
Weighted average assumptions used in computing the benefit obligations of the company’s significant plans at the reporting date are as follows:

	2023

	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev

Discount rate	5.3%	4.6%	9.3%	9.2%	4.7%	5.6%
Price inflation	2.0%	2.0%	3.5%	3.5%	3.2%	2.6%
Future salary increases	-	1.0%	4.3%	6.7%-3.9%	-	3.7%
Future pension increases	-	2.0%	3.5%	3.5%	3.1%	2.8%
Medical cost trend rate	6.8%-4.5%	4.5%	-	7.1%	-	6.7%-6.2%
Life expectation for a 65-year old male	86	87	85	85	87	85
Life expectation for a 65-year old female	88	90	88	87	89	88

	2022

	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev

Discount rate	5.5%	5.1%	9.5%	10.0%	4.9%	5.9%
Price inflation	2.5%	2.0%	3.5%	3.5%	3.2%	2.7%
Future salary increases	-	1.0%	4.5%-4.0%	7.1%-5.3%	-	4.0%
Future pension increases	-	2.0%	3.5%	3.5%	3.0%	2.7%
Medical cost trend rate	7.0%-4.5%	4.5%	-	7.1%	-	6.8%-6.1%
Life expectation for a 65-year old male	86	87	85	85	87	85
Life expectation for a 65-year old female	88	90	88	87	89	88

Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

	2023

Million US dollar	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	0.5%	(275)	300
Price inflation	0.5%	96	(103)
Future salary increases	0.5%	23	(21)
Medical cost trend rate	1%	25	(22)
Mortality	One year	155	(157)

Summary of Fair Value of Plan Assets
The fair value of plan assets at 31 December consists of the following:

	2023			2022

Million US dollar	Quoted	Unquoted	Total	Quoted	Unquoted	Total

Government bonds	38%	-	38%	34%	-	34%
Corporate bonds	27%	1%	28%	30%	-	30%
Equity instruments	22%	-	22%	24%	-	24%
Property	-	6%	6%	-	7%	7%
Insurance contracts and others	3%	3%	6%	4%	1%	5%
	90%	10%	100%	91%	8%	100%